Guarantees, commitments and risks (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about guarantees [text block]
Guarantees

(€ million)	December 31, 2018	December 31, 2017
Consolidated subsidiaries	5,082	5,595
Unconsolidated subsidiaries	196	181
Joint ventures and associates	4,056	10,046
Others	163	352
	9,497	16,174

Disclosure of detailed information about commitments and risks [text block]	Commitments and risks
(€ million)	December 31, 2018	December 31, 2017
Commitments	54,611	14,498
Risks	673	691
	55,284	15,189

Disclosure of detailed information about maturity analysis for finance debt repayments including interest charges and derivatives [text block]
The table below summarizes the Group main contractual obligations for finance liability repayments, including expected payments for interest charges and derivatives.

	Maturity year
(€ million)	2019	2020	2021	2022	2023	2024 and thereafter	Total
December 31, 2018
Non-current financial liabilities (including the current portion)	3,301	2,958	1,541	1,253	2,714	11,723	23,490
Current financial liabilities	2,182						2,182
Fair value of derivative instruments	1,445	13	1	21		5	1,485
	6,928	2,971	1,542	1,274	2,714	11,728	27,157
Interest on finance debt	655	545	436	330	320	1,677	3,963
Financial guarantees	668						668

	Maturity year
(€ million)	2018	2019	2020	2021	2022	2023 and thereafter	Total
December 31, 2017
Non-current financial liabilities (including the current portion)	2,000	4,084	2,857	1,279	1,246	10,810	22,276
Current financial liabilities	2,242						2,242
Fair value of derivative instruments	1,011	64	10	1	16		1,102
	5,253	4,148	2,867	1,280	1,262	10,810	25,620
Interest on finance debt	582	511	411	304	250	1,455	3,513
Financial guarantees	473						473

Disclosure of detailed information about trade and other payables by maturity [text block]
The table below summarizes the Group trade and other payables by maturity.

	Maturity year
(€ million)	2019	2020 – 2023	2024 and thereafter	Total
December 31, 2018
Trade payables	11,645			11,645
Other payables and advances	5,102	59	96	5,257
	16,747	59	96	16,902

	Maturity year
(€ million)	2018	2019 – 2022	2023 and thereafter	Total
December 31, 2017
Trade payables	10,890			10,890
Other payables and advances	5,858	19	26	5,903
	16,748	19	26	16,793

Disclosure of detailed information about expected payments by period under contractual obligations [text block]
The table below summarizes the Group principal contractual obligations as of the balance sheet date, shown on an undiscounted basis.

	Maturity year
(€ million)	2019	2020	2021	2022	2023	2024 and thereafter	Total
Operating lease obligations (a)	776	601	481	303	268	1,524	3,953
Decommissioning liabilities (b)	335	294	407	260	124	12,394	13,814
Environmental liabilities	349	321	254	239	188	1,245	2,596
Purchase obligations (c)	14,674	11,258	10,649	9,683	9,546	76,014	131,824
- Gas
- take-or-pay contracts	11,886	10,470	9,995	9,276	9,210	75,035	125,872
- ship-or-pay contracts	1,164	558	482	382	324	941	3,851
- Other purchase obligations	1,624	230	172	25	12	38	2,101
Other obligations	8	1	1	1	1	104	116
- Memorandum of intent Val d’Agri	8	1	1	1	1	104	116
	16,142	12,475	11,792	10,486	10,127	91,281	152,303

(a)
There are no significant restrictions provided by these operating leases which limit the ability of the Company to pay dividend, use assets or to take on new borrowings.
(b)
Represents the estimated future costs for the decommissioning of oil and natural gas production facilities at the end of the producing lives of fields, well-plugging, abandonment and site restoration.
(c)
Represents any agreement to purchase goods or services that is enforceable and legally binding and that specifies all significant terms.

Disclosure of committed projects [text block]
The amounts shown in the table below include committed expenditures to execute certain environmental projects.

	Maturity year
(€ million)	2019	2020	2021	2022	2023 and thereafter	Total
Committed projects	6,492	4,917	3,458	1,910	3,629	20,406

Disclosure of detailed information about financial instruments [text block]
The carrying amount of financial instruments and the relevant economic and equity effect consisted of the following:

	2018			2017
	Finance income (expense) recognized in				Finance income (expense) recognized in
(€ million)	Carrying amount	Profit and loss account	Other comprehensive income	Carrying amount	Profit and loss account	Other comprehensive income
Held-for-trading financial instruments
Financial assets held for trading (a)	6,552	32		6,012	(111)
Non-hedging and trading derivatives (b)	117	(178)		209	793
Non-current financial instruments
Held-to-maturity securities (a)				73
Available-for-sale financial instruments
Securities (a)				207	9	(4)
Other investments valued at fair value (c)	919	231	15
Receivables and payables and other assets/liabilities valued at amortized cost:
Trade receivables and other (d)	14,145	(343)		15,583	(958)
Financing receivables (e)	1,489	(139)		1,918	(116)
Securities (a)	64
Trade payables and other (a)	16,902	(28)		16,793	(51)
Financing payables (f)	25,865	(615)		24,707	(1,137)
Net assets (liabilities) for hedging derivatives (g)		642	(243)		(42)	(6)

(a)	Income or expense were recognized in the profit and loss account within “Finance income (expense)”.

(b)
In the profit and loss account, economic effects were recognized as income within “Other operating income (loss)” for €129 million (loss for €44 million in 2017) and as loss within “Finance income (expense)” for €307 million (income for €837 million in 2017).

(c)	Income or expense were recognized in the profit and loss account within “Income (expense) from investments — Dividends”.

(d)
Income or expense were recognized in the profit and loss account as net impairment losses within “Net (impairment losses) reversal of trade and other receivables” for €415 million (net impairment losses for €913 million in 2017) and as income within “Finance income (expense)” for €69 million (expenses for €45 million in 2017), including interest income calculated on the basis of the effective interest rate of  €38 million.

(e)
In the profit and loss account, income or expense were recognized as expense within “Finance income (expense)” for €139 million (€116 million in 2017), including interest income calculated on the basis of the effective interest rate of  €129 million (€128 million in 2017) and net impairment losses for €275 million.

(f)
In the profit and loss account, income or expense were recognized as expense within “Finance income (expense)” for €615 million (€1,137 million in 2017), including interest income calculated on the basis of the effective interest rate of  €605 million (€654 million in 2017).

(g)
In the profit and loss account, income or expense were recognized within “Net sales from operations” and “Purchase, services and other” as income for €642 million (expense for €54 million in 2017), and as income within “Other operating income (expense)” for €12 million in 2017.

Disclosure of off setting of financial assets and financial liabilities [text block]
The table below summarizes the disclosures about the offsetting of financial instruments.

(€ million)	Gross amount of financial assets and liabilities	Gross amount of financial assets and liabilities subject to offsetting	Net amount of financial assets and liabilities
December 31, 2018
Financial assets
Trade and other receivables	15,634	1,533	14,101
Other current assets	3,894	1,636	2,258
Financial liabilities
Trade and other liabilities	18,280	1,533	16,747
Other current liabilities	5,616	1,636	3,980
December 31, 2017
Financial assets
Trade and other receivables	16,636	1,215	15,421
Other current assets	2,852	1,279	1,573
Financial liabilities
Trade and other liabilities	17,963	1,215	16,748
Other current liabilities	2,794	1,279	1,515

Disclosure Of commodity contracts and financial derivatives [Text Block]
(Sensitivity — Dollar value of 1 basis point — DVBP)

	2018				2017
(€ million)	High	Low	Average	At year end	High	Low	Average	At year end
Strategic liquidity (a)	0.35	0.25	0.29	0.25	0.41	0.27	0.35	0.27

(a)	Management of strategic liquidity portfolio starting from July 2013.

(Sensitivity — Dollar value of 1 basis point — DVBP)

	2018				2017
($ million)	High	Low	Average	At year end	High	Low	Average	At year end
Strategic liquidity (b)	0.04	0.01	0.02	0.02	0.04	0.02	0.03	0.03

(b)	Management of strategic liquidity portfolio in $currency starting from August 2017.

Parametric Method Variance Covariance [Member]
Sensitivity analysis for types of market risk [text block]
The following table shows amounts in terms of VaR, recorded in 2018 (compared with 2017) relating to interest rate and exchange rate risks in the first section and commodity risk. Regarding the management of strategic liquidity, the sensitivity to changes of interest rate is expressed by values of  “Dollar value per Basis Point” (DVBP).
(Value at risk
—
 parametric method variance/covariance; holding period: 20 days; confidence level: 99%)
	2018				2017
(€ million)	High	Low	Average	At year end	High	Low	Average	At year end
Interest rate (a)	3.65	1.80	2.73	2.99	3.76	1.72	2.38	2.58
Exchange rate (a)	0.57	0.09	0.28	0.25	0.57	0.08	0.22	0.26

(a)
Value at risk deriving from interest and exchange rates exposures include the following finance department: Eni Corporate Treasury Department, Eni Finance International SA, Banque Eni SA and Eni Finance USA Inc.

Historic Simulation Weighted Method [Member]
Sensitivity analysis for types of market risk [text block]
(Value at risk — Historic simulation weighted method; holding period: 1 day; confidence level: 95%)

	2018				2017
(€ million)	High	Low	Average	At year end	High	Low	Average	At year end
Commercial exposures – Management Portfolio (a)	18.60	6.79	11.04	7.50	21.14	5.15	12.24	5.15
Trading (b)	2.28	0.26	0.73	0.27	2.29	0.21	0.79	0.66

(a)
Refers to the Gas & LNG Marketing Power business line (risk exposure from Refining & Marketing business line and Gas & Power Division), Eni Trading & Shipping commercial portfolio, operating branches outside Italy pertaining to the Divisions and from October 2016 the Gas and Luce Business line. For the gas&power business lines, following the approval of the Eni’s Board of Directors on December 12, 2013, VaR is calculated on the so-called Statutory view, with a time horizon that coincides with the year considering all the volumes delivered in the year and the relevant financial hedging derivatives. Consequently, in the year the VaR pertaining to GLP and EGL presents a decreasing trend following the progressive reaching of the maturity of the positions within the annual horizon.

(b)	Cross-commodity proprietary trading, both for commodity contracts and financial derivatives, refers to Eni Trading & Shipping SpA (London-Bruxelles-Singapore) and Eni Trading & Shipping Inc (Houston).